CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 1,500,000	$ 1,500,000